Common Shares - Premium Dividend, Dividend Reinvestment, and Optimal Common Share Purchase Plan (Details) - shares shares in Millions		12 Months Ended
	Feb. 21, 2012	Dec. 31, 2017	Dec. 31, 2016
Common shares
Disclosure of classes of share capital [line items]
Number of shares issued		0.0	3.9
Dividend Reinvestment Plan
Disclosure of classes of share capital [line items]
Discount on average market price of common shares	3.00%
Premium cash payment	102.00%